Supplemental balance sheet information (marketable securities) (Details) (USD $) In Thousands	Sep. 30, 2011		Dec. 31, 2010
Marketable securities [Abstract]
Cost	$ 11,782		$ 12,255
Gross unrealized gains	191		23
Gross unrealized losses	0		0
Fair value	11,973		12,278
Cash and cash equivalents [Abstract]
Funds held for customers, cash and cash equivalents	24,579		25,471
Expected maturities of available-for-sale securities [Abstract]
Due in one year or less	6,794
Due in one to three years	539
Due in three to five years	1,797
Due after five years	2,843
Total marketable securities	11,973		12,278
Corporate Investments [Member] | Money Market Securities [Member]
Marketable securities [Abstract]
Cost	1,941		2,029
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	1,941		2,029
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	1,941		2,029
Funds Held For Customers [Member]
Marketable securities [Abstract]
Cost	9,841	[1]	10,226	[2]
Gross unrealized gains	191	[1]	23	[2]
Gross unrealized losses	0	[1]	0	[2]
Fair value	10,032	[1]	10,249	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	10,032	[1]	10,249	[2]
Funds Held For Customers [Member] | Money Market Securities [Member]
Marketable securities [Abstract]
Cost	4,853	[1]	5,078	[2]
Gross unrealized gains	0	[1]	0	[2]
Gross unrealized losses	0	[1]	0	[2]
Fair value	4,853	[1]	5,078	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	4,853	[1]	5,078	[2]
Funds Held For Customers [Member] | Canadian And Provincial Government Securities [Member]
Marketable securities [Abstract]
Cost	4,988	[1]	5,148	[2]
Gross unrealized gains	191	[1]	23	[2]
Gross unrealized losses	0	[1]	0	[2]
Fair value	5,179	[1]	5,171	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	$ 5,179	[1]	$ 5,171	[2]

[1]	Funds held for customers, as reported on the consolidated balance sheet as of September 30, 2011, also included cash and cash equivalents of $24,579.
[2]	Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of $25,471.